Loan Principal and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Nonaccrual Loan Principal	The following table presents nonaccrual loan principal as of December 31, 2020 and 2021, respectively.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Nonaccrual loan principal	254,885,248	91,016,662	14,282,500
Less: allowance for nonaccrual loan principal	(249,361,894)	(89,311,940)	(14,014,992)

Nonaccrual loan principal, net	5,523,354	1,704,722	267,508

Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables	The following table presents the aging of
past-due
loan principal and financing service fee receivables as of December 31, 2020:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domestic consumer loans (uncollateralized)
– Loan principal	51,672,697	45,870,724	53,291,222	68,498,711	83,947,214	102,439,323	405,719,891	4,307,995,865	4,713,715,756
– Financing service fee receivables	1,108,845	1,551,330	2,556,916	—	—	—	5,217,091	70,763,391	75,980,482

	52,781,542	47,422,054	55,848,138	68,498,711	83,947,214	102,439,323	410,936,982	4,378,759,256	4,789,696,238

The following table presents the aging of
past-due
loan principal and financing service fee receivables as of December 31, 2021:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Domestic consumer loans (uncollateralized)
– Loan principal	43,284,767	32,715,863	28,694,398	27,904,847	29,486,766	33,625,049	195,711,690	2,399,252,995	2,594,964,685	407,206,584
– Financing service fee receivables	650,524	821,076	926,548	—	—	—	2,398,148	41,642,056	44,040,204	6,910,869

	43,935,291	33,536,939	29,620,946	27,904,847	29,486,766	33,625,049	198,109,838	2,440,895,051	2,639,004,889	414,117,453

Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables	Movement of allowance for loan principal and financing service fee receivables is as follows:

	As of December 31,
	2020			2021
	Loan principal	Financing service fee receivables	Total	Loan principal	Financing service fee receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	1,502,171,991	26,680,910	1,528,852,901	837,075,499	12,159,437	849,234,936	133,263,493
Adjustment due to the adoption of ASC 326	13,023,667	—	13,023,667	—	—	—	—
Additions/ (reverse)	1,448,967,890	(14,521,473)	1,434,446,417	(186,372,132)	(8,805,433)	(195,177,565)	(30,627,620)
Charge-offs	(2,127,088,049)	—	(2,127,088,049)	(387,018,263)	—	(387,018,263)	(60,731,610)

Balance at the end of the year	837,075,499	12,159,437	849,234,936	263,685,104	3,354,004	267,039,108	41,904,263

Evaluated for impairment on a portfolio basis	837,075,499	12,159,437	849,234,936	263,685,104	3,354,004	267,039,108	41,904,263